Other Current Liabilities - Receipts under Custody - Summary of Breakdown of Receipts under Custody and Amounts Recorded in Related Asset Accounts (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Disclosure of other current liabilities - receipts under custody [line items]
Receipts under custody	$ 11,705,838	$ 11,854,693
Restricted Cash Held in Trust
Disclosure of other current liabilities - receipts under custody [line items]
Receipts under custody	7,068,267	5,366,738
Restricted Cash
Disclosure of other current liabilities - receipts under custody [line items]
Receipts under custody	1,860,930	4,210,381
Cash
Disclosure of other current liabilities - receipts under custody [line items]
Receipts under custody	2,664,964	2,380,957
Accounts Receivable
Disclosure of other current liabilities - receipts under custody [line items]
Receipts under custody	113,664	83,141
Payment Services
Disclosure of other current liabilities - receipts under custody [line items]
Receipts under custody	8,962,538	9,424,479
Payment Services | Restricted Cash Held in Trust
Disclosure of other current liabilities - receipts under custody [line items]
Receipts under custody	7,068,267	5,366,738
Payment Services | Restricted Cash
Disclosure of other current liabilities - receipts under custody [line items]
Receipts under custody	1,860,930	4,210,381
Payment Services | Cash
Disclosure of other current liabilities - receipts under custody [line items]
Receipts under custody	35,328	33,884
Hospitality-related Software Services
Disclosure of other current liabilities - receipts under custody [line items]
Receipts under custody	2,694,205	2,411,405
Hospitality-related Software Services | Cash
Disclosure of other current liabilities - receipts under custody [line items]
Receipts under custody	2,580,541	2,328,264
Hospitality-related Software Services | Accounts Receivable
Disclosure of other current liabilities - receipts under custody [line items]
Receipts under custody	113,664	83,141
Hospitality-related Platform Services
Disclosure of other current liabilities - receipts under custody [line items]
Receipts under custody	49,095	18,809
Hospitality-related Platform Services | Cash
Disclosure of other current liabilities - receipts under custody [line items]
Receipts under custody	$ 49,095	$ 18,809